As filed with the Securities and Exchange Commission on February 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Center
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Center, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2008

Date of reporting period:  12/31/2007

Item 1. Schedule of Investments.

Concorde Value Fund
Schedule of Investments
December 31, 2007 (Unaudited)
			Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 97.02%
CAPITAL GOODS - 19.75~~%~~
CAE, Inc. (b)	36,000	$481,320	2.74%
General Electric Co.	14,000	518,980	2.95
Illinois Tool Works, Inc.	13,600	728,144	4.14
Terex Corp. (a)	11,000	721,270	4.10
Textron, Inc.	12,400	884,120	5.03
Tyco International Ltd. (b)	3,500	138,775	0.79
		3,472,609	19.75
COMMERCIAL SERVICES & SUPPLIES - 3.16%
Waste Management, Inc.	17,000	555,390	3.16

CONSUMER DURABLES & APPAREL - 4.40%
Hanes Brands, Inc. (a)	20,300	551,551	3.14
Pulte Homes, Inc.	21,000	221,340	1.26
		772,891	4.40
DIVERSIFIED FINANCIALS - 7.64%
Bank Of New York Mellon Corp.	12,787	623,494	3.55
Lehman Brothers Holdings, Inc.	11,000	719,840	4.09
		1,343,334	7.64
ENERGY - 6.58%
Cimarex Energy Co.	13,200	561,396	3.19
Devon Energy Corp.	6,700	595,697	3.39
		1,157,093	6.58
FOOD BEVERAGE & TOBACCO - 1.72%
Altria Group, Inc.	4,000	302,320	1.72

HEALTH CARE EQUIPMENT & SERVICES - 2.80%
Quest Diagnostics	9,300	491,970	2.80

INSURANCE - 2.65%
Delphi Financial Group	13,200	465,696	2.65

MATERIALS - 2.26%
Sealed Air Corp.	17,200	398,008	2.26

MEDIA - 12.18%
CBS Corp. - Class B	23,000	626,750	3.56
Comcast Corp. - Special A (a)	24,000	434,880	2.47
Live Nation, Inc. (a)	20,000	290,400	1.65
The Walt Disney Co.	24,500	790,860	4.50
		2,142,890	12.18
PHARMACEUTICALS & BIOTECHNOLOGY - 3.79%
Johnson & Johnson	10,000	667,000	3.79

RETAILING - 2.19%
Lowe's Cos., Inc.	17,000	384,540	2.19

SOFTWARE & SERVICES - 11.41%
Fiserv, Inc. (a)	9,500	527,155	3.00
Microsoft Corp.	20,000	712,000	4.05
Oracle Corp. (a)	34,000	767,720	4.36
		2,006,875	11.41
TECHNOLOGY HARDWARE & EQUIPMENT - 12.33%
Agilent Technologies, Inc. (a)	16,000	$587,840	3.34%
Dell, Inc. (a)	24,500	600,495	3.41
Diebold, Inc.	13,100	379,638	2.16
EMC Corp. (a)	32,500	602,225	3.42
		2,170,198	12.33
TRANSPORTATION - 4.16%
Macquarie Infrastructure Company, LLC	5,000	202,650	1.15
United Parcel Service Inc.	7,500	530,400	3.01
		733,050	4.16
TOTAL COMMON STOCKS (Cost $12,056,077)		17,063,864	97.02

	Principal		Percent of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 2.98%
INVESTMENT COMPANIES
Federated Cash Trust Money Market, 4.14%	$317,919	317,919	1.81

VARIABLE RATE DEMAND NOTES (c)
U.S. Bank, N.A., 4.32%	206,230	206,230	1.17
TOTAL SHORT TERM INVESTMENTS (Cost $524,149)		524,149	2.98
Total Investments (Cost $12,580,226)		17,588,013	100.00
Liabilities in Excess of Other Assets		(724)	0.00
NET ASSETS		$17,587,289	100.00%

Notes:
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate change
	periodically on specified dates. The rate listed are as of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$12,580,226
	Gross unrealized appreciation	5,342,556
	Gross unrealized depreciation	(334,769)
	Net unrealized appreciation	$5,007,787

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)                /s/ Gary B. Wood
   Gary B. Wood, Chief Executive Officer

Date      2/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Gary B. Wood
  Gary B. Wood,
  Chief Executive Officer and Chief Financial Officer

Date      2/5/08